Document and Entity Information	Jun. 08, 2020
Cover [Abstract]
Entity Registrant Name	EQUINIX INC
Amendment Flag	false
Entity Central Index Key	0001101239
Document Type	8-K
Document Period End Date	Jun. 08, 2020
Entity Incorporation State Country Code	DE
Entity File Number	000-31293
Entity Tax Identification Number	77-0487526
Entity Address, Address Line One	One Lagoon Drive
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(650)
Local Phone Number	598-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, $0.001
Trading Symbol	EQIX
Security Exchange Name	NASDAQ